UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - MXN ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 62,271,071	$ 76,506,447
Customers	130,514,339	101,259,081
Other financing receivable	34,472,982	40,787,153
Other non-financing receivable	124,315,348	136,350,115
Inventories	170,787,677	86,113,142
Current portion of the Government bonds	32,126,173	1,253,451
Derivative financial instruments	10,499,136	12,473,967
Other current assets	6,014,319	3,650,688
Total current assets	571,001,045	458,394,044
Non-current assets:
Investments in joint ventures and associates	2,107,628	2,254,952
Wells, pipelines, properties, plant and equipment, net	1,451,531,756	1,274,532,607
Rights of use	51,503,406	54,283,458
Long-term notes receivable, net of current portion	1,414,291	1,646,290
Long-term portion of the Government bonds	79,595,831	109,601,905
Deferred income taxes and duties	83,372,144	92,255,839
Intangible assets, net	31,466,484	20,016,146
Other assets	44,386,717	39,112,930
Total non-current assets	1,745,378,257	1,593,704,127
Total assets	2,316,379,302	2,052,098,171
Current liabilities:
Short-term debt and current portion of long-term debt	420,323,023	492,283,613
Short-term leases	7,330,430	7,902,874
Suppliers	262,654,610	264,056,358
Income taxes and duties payable	91,970,451	112,753,591
Accounts and accrued expenses payable and advanced payments from customers	70,462,522	32,015,808
Derivative financial instruments	39,711,214	13,636,086
Total current liabilities	892,452,250	922,648,330
Long-term liabilities:
Long-term debt, net of current portion	1,712,490,364	1,757,412,281
Long-term leases, net of current portion	47,680,850	51,448,775
Employee benefits	1,148,730,898	1,384,071,648
Provisions for sundry creditors	98,159,534	92,397,666
Other liabilities	12,184,413	10,778,904
Deferred income taxes and duties	3,296,247	3,341,350
Total long-term liabilities	3,022,542,306	3,299,450,624
Total liabilities	3,914,994,556	4,222,098,954
Controlling interest:
Certificates of Contribution “A”	949,275,582	841,285,576
Mexican Government contributions	66,730,591	43,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	206,641,063	(38,139,514)
Accumulated deficit:
From prior years	(3,018,008,068)	(2,723,475,900)
Net income (loss) for the period	195,914,072	(294,532,168)
Total controlling interest	(1,598,444,630)	(2,170,129,285)
Total non-controlling interest	(170,624)	128,502
Total equity (deficit)	(1,598,615,254)	(2,170,000,783)
Total liabilities and equity (deficit)	$ 2,316,379,302	$ 2,052,098,171